Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2026
Restatement Determination Date:: 2026-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

The Company is not listed on either the New York Stock Exchange or the Nasdaq Stock Market and therefore isn’t required to and has not adopted a formal clawback policy with respect to the recovery of erroneously awarded compensation in the event of a financial restatement due to material noncompliance with any financial reporting requirement under the securities laws (with no fault required). Notwithstanding the absence of a formal policy, if the Board determines that an executive officer has engaged in fraudulent or intentional misconduct, the Board would take action to remedy the misconduct, prevent its recurrence, and impose such discipline on the wrongdoers as would be appropriate. Discipline would vary depending on the facts and circumstances, and may include, without limit, (1) termination of employment, (2) initiating an action for breach of fiduciary duty, and (3) if the misconduct resulted in a significant restatement of the Company’s financial results, seeking reimbursement of any portion of performance-based or incentive compensation paid or awarded to the executive that is greater than would have been paid or awarded if calculated based on the restated financial results. These remedies would be in addition to, and not in lieu of, any actions imposed by law enforcement agencies, regulators or other authorities.